INCOME TAX EXPENSE (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF INCOME TAXES

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive loss are as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Current tax benefit	-	(59)	-
Deferred tax benefit	(171)	-	-
Total income tax benefits	(171)	(59)	-

SCHEDULE OF DEDUCTIBLE TEMPORARY DIFFERENCE

The principal components of the deductible temporary difference are as follows:

	As of March 31,
	2025	2026
	RMB	RMB
Deductible temporary difference :
Impairment on receivables	505,754	86,034
Inventories	9,841	16,737
Accrued expenses and employee benefits	11,065	1,085
Net operating loss carry forwards	141,890	132,781
Total gross deductible temporary difference	668,550	236,637
Less: valuation allowances	(668,550)	(236,637)
Total deductible temporary difference, net of valuation allowance	-	-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended March 31,
	2024	2025	2026
	%	%	%
Statutory rate in PRC	25	25	25
Effect of preferential tax treatment	(4)	-	-
Effect of different tax jurisdiction	(7)	-	-
Research and development super-deduction	2	-	-
Changes in valuation allowance	(16)	(25)	(25)
Total income tax provision	-	-	-